Property, Plant and Equipment - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Property, Plant and Equipment
Depreciation	$ 0	$ 0	$ 60